Shareholder Report, Line Graph (Details) - USD ($)		11 Months Ended	23 Months Ended	35 Months Ended	47 Months Ended	59 Months Ended	71 Months Ended	83 Months Ended	95 Months Ended	107 Months Ended
	Dec. 27, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
Taylor Frigon Core Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Taylor Frigon Core Growth Fund
Accumulated Value	$ 10,000	$ 12,280	$ 13,830	$ 15,964	$ 26,330	$ 33,053	$ 17,680	$ 17,499	$ 24,090	$ 26,146
Taylor Frigon Core Growth Fund | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500® Index
Accumulated Value	10,000	11,893	12,639	14,675	17,237	22,050	20,019	22,789	30,513	$ 35,090
Taylor Frigon Core Growth Fund | S&P Mid Cap 400® Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P Mid Cap 400® Index
Accumulated Value	$ 10,000	$ 11,469	$ 11,524	$ 12,545	$ 13,762	$ 17,405	$ 16,833	$ 17,029	$ 22,711	$ 22,659